Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis By Level) (Detail) (Fair Value Measurement On Nonrecurring Basis [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Non-marketable equity securities	¥ 400	¥ 12
Assets held for sale	1,471
Total assets measured at fair value	1,871
Total gains (losses)	(1,915)
Non-Marketable Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(995)	(86)
Assets Held-For-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(920)	(86)
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Non-marketable equity securities	400
Total assets measured at fair value	400
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Non-marketable equity securities	0	12
Assets held for sale	1,471
Total assets measured at fair value	¥ 1,471